Cost of services	12 Months Ended
Dec. 31, 2024
Cost of services
Cost of services

6       Cost of services

	2024	2023	2022
Salaries and social security contributions (*)	(251,805)	(185,920)	(205,891)
Construction services cost	(216,834)	(138,271)	(147,855)
Concession fees (**)	(210,601)	(156,245)	(158,508)
Amortization and depreciation (***)	(175,118)	(123,679)	(145,794)
Maintenance expenses	(170,722)	(105,619)	(107,474)
Cost of fuel	(98,689)	(113,067)	(107,170)
Services and fees	(69,894)	(56,642)	(56,834)
Office expenses	(16,034)	(9,744)	(10,753)
Taxes	(5,409)	(2,355)	(3,502)
Provision for maintenance costs	(4,582)	(4,364)	(3,450)
Others	(17,645)	(18,771)	(15,747)
	(1,237,333)	(914,677)	(962,978)

(*) At the year-end, the number of employees was 6.1 thousand in 2024, 2023 and 2022.

(**) Includes depreciation for fixed concession assets fees, as shown in Note 12, of USD 19,936 for the year ended December 31, 2024 (USD 20,715 and USD 18,764 for the year ended December 31, 2023 and 2022 respectively).

(***) Includes depreciation of leases of USD 2,572 for the year ended December 31, 2024 (USD 2,464 and USD 3,676 for the year ended December 31, 2023 and 2022 respectively).